Net deferred tax position (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Summary of Net Deferred Tax Position	An analysis of the net deferred tax position is set forth below:

(€ million)	2025		2024	2023
Deferred taxes on:
Consolidation adjustments (intragroup margin in inventory)	1,928		1,927	1,525
Provision for pensions and other employee benefits	588		787	853
Remeasurement of other acquired intangible assets	(2,767)	(a)	(2,079)	(2,795)
Recognition of acquired property, plant and equipment at fair value	20		(10)	(21)
Equity interests in subsidiaries and investments in other entities(b)	(787)		(1,044)	(1,023)
Tax losses available for carry-forward	1,836		971	1,526
Stock options and other share-based payments	100		103	84
Accrued expenses and provisions deductible at the time of payment(c)	2,297		2,277	1,994
Other(d)	3,727		2,869	2,427
Net deferred tax asset/(liability)	6,942		5,801	4,570
(a)As of December 31, 2025, includes remeasurements of the acquired intangible assets of Bioverativ (€746 million); Principia (€215 million); Ablynx
(€151 million); and Blueprint Medicines (€1,443 million), acquired in 2025 (see Note D.1.).
(b)In some countries, Sanofi is liable for withholding taxes and other tax charges when dividends are distributed. Consequently, Sanofi recognizes a deferred tax liability on the reserves of French and foreign subsidiaries (approximately €73.3 million) which it regards as likely to be distributed in the foreseeable future. In determining the amount of the deferred tax liability as of December 31, 2025, Sanofi took into account changes in the ownership structure of certain subsidiaries, and the effects of changes in the taxation of dividends in France, following the ruling of the Court of Justice of the EU in the Steria case and the resulting amendments to the 2015 Finance Act. As of December 31, 2024, this line includes a deferred tax liability arising from temporary differences on investments in subsidiaries in connection with the separation of Opella; that amount was fully reversed as of December 31,
2025 following the loss of control of Opella in April 2025 (see note D.1.).
(c)Includes deferred tax assets related to restructuring provisions, amounting to €289 million as of December 31, 2025, €319 million as of December 31,
2024, and €286 million as of December 31, 2023.
(d)Includes deferred taxes arising on the spread tax deduction of R&D expenses, amounting to €2,542 million as of December 31, 2025, €2,053 million as of
December 31, 2024, and €1,331 million as of December 31, 2023.

Summary of Tax Losses Available for Carry-forward	The table below shows when tax losses available for carry-forward are due to expire:

(€ million)	Tax losses available for carry-forward(a)
2026	5
2027	3
2028	8
2029	2
2030	43
2031 and later	12,139
Total as of December 31, 2025	12,200
Total as of December 31, 2024	9,812
Total as of December 31, 2023	8,933
(a)Excluding tax loss carry-forwards on asset disposals. Such carry-forwards amounted to €37 million as of December 31, 2025, €40 million as of
December 31, 2024 and €5 million as of December 31, 2023.